Statement of Compliance - Summary of Impact, Net of Tax, of Transition to IFRS No. 9 on Reserves, Retained Earnings and Non-Controlling Interests (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves	₩ (1,404,368)		₩ (682,556)
Retained earnings	44,160,659		42,974,658
Noncontrolling interests	₩ 3,347,257		₩ 3,666,334
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves		₩ (498,517)
Retained earnings		447,067
Noncontrolling interests		(34,754)
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member] | Classification to fair value through profit or loss in securities and select to fair value through other comprehensive income in equity securities [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves		(498,517)
Retained earnings		498,517
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member] | Expected credit losses [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings		(51,450)
Noncontrolling interests		₩ (34,754)